Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary of the Discontinued Operation
A summary of the discontinued operation results for the years ended December 31, 2018 is shown below:

		2018
Total revenues	Ps.	24,167
Cost of goods sold		17,360
Gross profit		6,807
Operating expenses		5,750
Other expenses, net		7
Financial income, net		(185)
Foreign exchange gain, net		(73)
Income before taxes from discontinued operations		1,308
Income taxes		466
Net income from discontinued operations		842

Less- amount attributable to non-controlling interest		391
Net income from operations attributable to equity holders of the parent.		451

Accumulated currency translation effect		(811)
Gain on sale of subsidiary		3,335
Net income attributable to the equity holders of the parent from discontinued operations		2,975

(1)Cash and cash equivalent balances of Philippines operations on the date of sale were Ps. 6,898.